J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
June 25, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”),
JPMorgan ActiveBuilders International Equity ETF (formerly, JPMorgan International Equity Core ETF) and
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF (formerly, JPMorgan U.S. Large Cap Equity Core ETF) (the “Funds”)
File No. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus of JPMorgan ActiveBuilders U.S. Large Cap Equity ETF and Statements of Additional Information of the Funds do not differ from the corresponding Prospectus and Statements of Additional Information contained in the Post-Effective Amendment No. 323 (Amendment No. 325 under the Investment Company Act of 1940, as amended) filed electronically on June 21, 2021.
Please contact the undersigned at 614-213-4020 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin
Elizabeth A. Davin
Secretary